Contract Amounts of Foreign Exchange Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Foreign currency to sell
Derivative Instruments And Hedging Activities Disclosure [Line Items]
To buy foreign currencies	¥ 374,699	¥ 420,272
Foreign currency to buy
Derivative Instruments And Hedging Activities Disclosure [Line Items]
To buy foreign currencies	¥ 44,726	¥ 66,563